Investments in and Advances to, and Transactions with Associated Companies	12 Months Ended
Mar. 31, 2012
Investments in and Advances to, and Transactions with Associated Companies
(4)	Investments in and Advances to, and Transactions with Associated Companies

Certain financial information in respect of associated companies in aggregate at March 31, 2012 and 2011, and for each of the three years ended March 31, 2012 is shown below. The most significant of these associated companies as of March 31, 2012 is Sumishin Panasonic Financial Services Co., Ltd. (SPFC). At March 31, 2012, the Company has a 15.1% equity ownership in SPFC.

The Company formerly had a 34.0% equity ownership in Sumishin Matsushita Financial Services Co., Ltd. (SMFC). On November 5, 2009, the Company sold certain equity interest to The Sumitomo Trust and Banking Co., Ltd. (On April 1, 2012, The Sumitomo Trust and Banking Co., Ltd. changed its name to Sumitomo Mitsui Trust Bank, Limited through a merger) and as a result, the Company had a 22.6% equity ownership in SMFC. On April 1, 2010, SMFC and STB Leasing Co., Ltd. merged their businesses to form SPFC. As a result, the Company has a 15.1% equity ownership in SPFC. The Company continues to apply the equity method subsequent to April 1, 2010 as the Company continues to hold significant influence over operating and financial policies of SPFC. On April 1, 2012, SPFC changed its name to Sumitomo Mitsui Trust Panasonic Finance Co., Ltd.

The Company formerly had a 27.6% shareholding of JVC KENWOOD Holding, Inc. (JVC KENWOOD HD). On January 25, 2011, JVC KENWOOD HD issued new shares of its common stock and disposed of its treasury shares through an international offering. As a result, JVC KENWOOD HD and its consolidated subsidiaries ceased to be an associated company of the Company under the equity method as the ownership percentage of the Company fell under 20% and the Company lost the ability to exercise influence over operating and financial policies of JVC KENWOOD HD. Financial information associated with JVC KENWOOD HD and its subsidiaries prior to January 25, 2011 is included in the aggregate information below; however, financial information subsequent to January 25, 2011 is not included.

The Company formerly accounted for the investment in Toshiba Matsushita Display Technology Co., Ltd. (TMD) and its subsidiaries under the equity method. On April 28, 2009, the Company sold all of its shares in TMD to Toshiba Corporation.

	Yen (millions)
	2012	2011
Current assets	1,163,276	1,307,304
Other assets	244,720	370,295

	1,407,996	1,677,599
Current liabilities	651,044	740,580
Other liabilities	376,906	541,691

Net assets	380,046	395,328

Company’s equity in net assets	119,421	127,219

	Yen (millions)
	2012	2011	2010
Net sales	942,008	1,151,710	1,176,332
Gross profit	170,920	267,498	254,507
Net income (loss)	20,104	38,377	(10,572)

Purchases and dividends received from associated companies for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Purchases from	278,342	198,560	287,598
Dividends received	3,603	4,968	4,301

Retained earnings include undistributed earnings of associated companies in the amount of 41,562 million yen and 39,661 million yen, as of March 31, 2012 and 2011, respectively.

During the years ended March 31, 2012, 2011 and 2010, the Company incurred a write-down of 8,831 million yen, 8,318 million yen and 3,605 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. The fair values of the investments and advances in associated companies were based on quoted market price or discounted cash flows by using appropriate discounted rate. An impairment charge was recorded to reduce the carrying value of the assets to fair value. The write-down is included in other deductions in the consolidated statements of operations.

Investments in associated companies include marketable equity securities which have quoted market values at March 31, 2012 and 2011 compared with the related carrying amounts as follows:

	Yen (millions)
	2012	2011
Carrying amount	31,077	39,267
Market value	30,910	42,920